Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
May 01, 2012
(CoreBuilder - Series G) | Series G
Bar Chart Table:
Annual Return 2002
Annual Return 2003
Annual Return 2004
Annual Return 2005
Annual Return 2006
Annual Return 2007
Annual Return 2008
Annual Return 2009	7.62%
Annual Return 2010	6.53%
Annual Return 2011	6.80%
(CoreBuilder - Series M) | Series M
Bar Chart Table:
Annual Return 2002
Annual Return 2003
Annual Return 2004
Annual Return 2005
Annual Return 2006
Annual Return 2007
Annual Return 2008
Annual Return 2009	25.50%
Annual Return 2010	6.53%
Annual Return 2011	12.18%